Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 15, 2019

to the Summary Prospectus and Prospectus

dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Mixed-Asset Target 2055+ Funds Index will be removed and the Lipper Mixed-Asset Target 2055 Funds Average will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Summary Prospectus and Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Returns shown for Class R3 and Class R4 Shares prior to their inception date are based on the performance of Class I Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Life of Fund (since 7/2/12)
CLASS R6 SHARES
Return Before Taxes	20.41%	10.84%	11.22%
Return After Taxes on Distributions	19.36	9.68	10.06
Return After Taxes on Distributions and Sale of Fund Shares	11.62	8.00	8.35

CLASS R2 SHARES
Return Before Taxes	19.55	10.09	10.47

CLASS R3 SHARES
Return Before Taxes	19.79	10.40	10.78

CLASS R4 SHARES
Return Before Taxes	20.14	10.69	11.06

CLASS R5 SHARES
Return Before Taxes	20.31	10.77	11.15

S&P TARGET DATE 2055 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.47	11.70	12.19

LIPPER MIXED-ASSET TARGET 2055 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	20.89	10.84	11.39	[3]

1
On 6/1/17, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to 6/1/17, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2055 Funds Average.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is for 7/31/12.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 15, 2019

to the Summary Prospectus and Prospectus

dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Mixed-Asset Target 2055+ Funds Index will be removed and the Lipper Mixed-Asset Target 2055 Funds Average will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Summary Prospectus and Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Returns shown for Class R3 and Class R4 Shares prior to their inception date are based on the performance of Class I Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Life of Fund (since 7/2/12)
CLASS R6 SHARES
Return Before Taxes	20.41%	10.84%	11.22%
Return After Taxes on Distributions	19.36	9.68	10.06
Return After Taxes on Distributions and Sale of Fund Shares	11.62	8.00	8.35

CLASS R2 SHARES
Return Before Taxes	19.55	10.09	10.47

CLASS R3 SHARES
Return Before Taxes	19.79	10.40	10.78

CLASS R4 SHARES
Return Before Taxes	20.14	10.69	11.06

CLASS R5 SHARES
Return Before Taxes	20.31	10.77	11.15

S&P TARGET DATE 2055 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.47	11.70	12.19

LIPPER MIXED-ASSET TARGET 2055 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	20.89	10.84	11.39	[3]

1
On 6/1/17, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to 6/1/17, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2055 Funds Average.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is for 7/31/12.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055 Funds Average, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Returns shown for Class R3 and Class R4 Shares prior to their inception date are based on the performance of Class I Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2055 Funds Average.
JPMorgan SmartRetirement* Blend 2055 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.41%
Past 5 Years	rr_AverageAnnualReturnYear05	10.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
JPMorgan SmartRetirement* Blend 2055 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.55%
Past 5 Years	rr_AverageAnnualReturnYear05	10.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
JPMorgan SmartRetirement* Blend 2055 Fund | CLASS R3 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.79%
Past 5 Years	rr_AverageAnnualReturnYear05	10.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
JPMorgan SmartRetirement* Blend 2055 Fund | CLASS R4 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.14%
Past 5 Years	rr_AverageAnnualReturnYear05	10.69%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
JPMorgan SmartRetirement* Blend 2055 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.31%
Past 5 Years	rr_AverageAnnualReturnYear05	10.77%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.36%
Past 5 Years	rr_AverageAnnualReturnYear05	9.68%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.62%
Past 5 Years	rr_AverageAnnualReturnYear05	8.00%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.47%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	11.70%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	12.19%	[1]
JPMorgan SmartRetirement* Blend 2055 Fund | LIPPER MIXED-ASSET TARGET 2055 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.89%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	10.84%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	11.39%	[2],[3]

[1]	On 6/1/17, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to 6/1/17, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2055 Index is comprised of underlying indices of securities.
[2]	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2055 Funds Average.
[3]	The Fund commenced operations on 7/2/12. Performance for the benchmark is for 7/31/12.